Schedule of finance income (Details) - SEK (kr) kr in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total finance income	kr 247	kr 127	kr 6,483	kr 65,615
Interest incomes [member]
IfrsStatementLineItems [Line Items]
Total finance income			5,080	21,777
Exchange rate gains [member]
IfrsStatementLineItems [Line Items]
Total finance income			kr 1,403	kr 43,838